                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21323
                                                      ---------

                    Eaton Vance Limited Duration Income Fund
                    ----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    April 30
                                    --------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[GRAPHIC]

SEMIANNUAL REPORT OCTOBER 31, 2003


EATON VANCE
LIMITED
DURATION
INCOME
FUND

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange http://www.sec.gov.

EATON VANCE LIMITED DURATION INCOME FUND as of October 31, 2003

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

- The bank loan market has benefited from a stronger economy. Industrial and technology companies have begun to see an increase in orders in response to a renewal of capital spending. In addition, companies that cut costs and restructured their debt during the economic slowdown are now beginning to see the benefits of those moves, as business activity gathers steam. Finally, consumer and investor confidence has increased, as corporate governance issues are being addressed by regulators and businesses alike. Together, these trends have contributed to a better credit climate and a stronger loan market.

- The mortgage-backed securities (MBS) sector performed poorly during the period, primarily due to a sharp rise in prepayment rates. Re-financings surged, as homeowners rushed to take advantage of the lowest interest rates in 45 years. As a consequence, the price performance of MBS investments was impaired.

- The improving economy provided a lift for the high-yield market in the second half of 2003. Tax cuts and low interest rates also provided a boost. As an indication of the economy's recovery in the second half, third quarter Gross Domestic Product (GDP) rose 8.2%, marking the nation's fastest growth rate in two decades. Finally, default rates - which rose during the economic slowdown
   - have declined significantly, reflecting the improved credit conditions.

THE FUND

   PERFORMANCE
- Based on the Fund's October 2003 monthly dividend of $0.1345 and a closing share price of $18.78, the Fund had a market yield of 8.59%.(1) The Fund's market yield represented a yield advantage over many other income-producing vehicles.

   THE FUND'S INVESTMENTS
- The Fund's managers have emphasized broad diversification across industries, with investments in economically-sensitive, cyclical sectors, as well as more defensive areas. At October 31, 2003, the Fund's investments represented 43 industries, with no single sector accounting for as much as 10% of the Fund. The largest sectors were broadcasting and entertainment; health care and childcare; education; telecommunications; leisure, amusement and entertainment; and hotels, motels, inns and gaming.

- Among the Fund's largest floating-rate loans were companies that we believe are likely to benefit from an economic recovery. For example, broadcasting companies, publishers and printers should benefit from an increase in advertising budgets. Another economically-sensitive area was containers and packaging. As companies ship more products, there is rising demand for containerboard and other packaging materials. In a less GDP-sensitive area, the Fund had an investment in health care, including an operator of dialysis centers for kidney patients. The company has benefited from a rising number of procedures and a higher fee schedule.

- Among its high-yield bond investments, the Fund had significant investments in telecommunications and broadcasting companies. Wireless companies have completed the build-out of their networks and are becoming cash-flow positive for the first time in years. The Fund also had large investments in utility bonds, including energy pipeline companies and power generating companies that took steps to pare debt and improve short-term liquidity. By restructuring bank debt, issuing equity and repurchasing their own bonds, these companies have improved their balance sheets and enhanced their access to the capital markets.

- The Fund's performance was adversely affected by the difficult MBS market. Prepayment rates rose sharply not only for generic MBS, but also among the Fund's seasoned MBS, which have historically displayed much more predictable prepay rates. However, we believe that interest rates have likely bottomed and that it is probable that the majority of re-financings have already occurred. Accordingly, we would expect that prepayment rates would ease dramatically and provide a better climate for MBS investments relative to other high-grade, fixed-income sectors.

FUND INFORMATION
as of October 31, 2003

PERFORMANCE(2)
Average Annual Total Return (by share price, AMEX)
Life of Fund (5/30/03)                                1.19%


Average Annual Total Return (at net asset value)
Life of Fund (5/30/03)                                3.07%

[CHART]

FIVE LARGEST SECTOR WEIGHTINGS(3)

Broadcasting & Entertainment                           9.0%

Health Care, Education & Childcare                     8.3%

Telecommunications                                     7.4%

Leisure, Amusement & Entertainment                     6.4%

Hotels, Motels, Inns & Gaming                          5.5%

(1) The Fund's market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result. (2) Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. (3) Five Largest Sector Weightings account for 36.6% of the Fund's net assets, determined by dividing the total market value of the holdings by the net assets of the Fund. Five Largest Sector Weightings refer only to senior floating-rate loan and corporate bond portions of the Fund and are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Shares of the Fund are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.

EATON VANCE LIMITED DURATION INCOME FUND as of October 31, 2003

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests -- 47.8%(1)

PRINCIPAL
AMOUNT                 BORROWER/TRANCHE DESCRIPTION                        VALUE
------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.5%

TRANSDIGM, INC.
$     5,300,000     Term Loan, Maturing July 22, 2010                      $     5,361,284
UNITED DEFENSE INDUSTRIES, INC.
      5,421,738     Term Loan, Maturing October 6, 2005                          5,443,523
------------------------------------------------------------------------------------------
                                                                           $    10,804,807
------------------------------------------------------------------------------------------

AUTOMOBILE -- 2.9%

ACCURIDE CORP.
$     4,900,000     Term Loan, Maturing June 13, 2007                      $     4,961,250
COLLINS AND AIKMAN
      1,961,988     Term Loan, Maturing December 31, 2005                        1,953,650
EXIDE CORP.
     12,300,000     DIP Loan, Maturing February 15, 2004                        12,115,500
FEDERAL MOGUL CORP.
      2,000,000     DIP Loan, Maturing February 6, 2005                          2,020,000
FEDERAL-MOGUL CORP.
      5,626,706     DIP Loan, Maturing February 24, 2004                         5,612,639
HLI OPERATING CO., INC.
      6,000,000     Term Loan, Maturing June 3, 2009                             6,075,936
J.L. FRENCH AUTOMOTIVE CASTINGS, INC.
      1,836,600     Term Loan, Maturing November 30, 2006                        1,735,587
METALDYNE, INC.
      2,646,319     Term Loan, Maturing December 31, 2009                        2,629,229
TENNECO AUTOMOTIVE
        359,906     Term Loan, Maturing December 31, 2006                          361,256
      1,349,876     Term Loan, Maturing December 31, 2007                        1,363,094
      1,349,876     Term Loan, Maturing December 31, 2008                        1,363,094
THE GOODYEAR TIRE AND RUBBER CO.
      8,000,000     Term Loan, Maturing March 31, 2006                           8,060,000
TRW AUTOMOTIVE HOLDINGS CORP.
      4,225,610     Term Loan, Maturing February 28, 2010                        4,269,188
      7,500,000     Term Loan, Maturing February 28, 2011                        7,582,815
UNITED COMPONENTS, INC.
      2,000,000     Term Loan, Maturing June 30, 2010                            2,017,916
------------------------------------------------------------------------------------------
                                                                           $    62,121,154
------------------------------------------------------------------------------------------

BEVERAGES, FOOD AND TOBACCO -- 2.0%

AMERICAN SEAFOOD HOLDINGS, INC.
$     2,449,547     Term Loan, Maturing March 31, 2009                     $     2,460,773
AURORA FOODS, INC.
      4,987,047     Term Loan, Maturing March 31, 2007                           5,064,969
CONSTELLATION BRANDS, INC.
$     1,964,625     Term Loan, Maturing November 30, 2008                  $     1,987,218
DEAN FOODS CO.
      2,261,333     Term Loan, Maturing July 15, 2008                            2,282,180
DEL MONTE CORP.
      3,000,000     Term Loan, Maturing December 20, 2008                        3,020,625
        498,744     Term Loan, Maturing December 20, 2010                          505,705
DR. PEPPER/SEVEN UP BOTTLING GROUP, INC.
      1,989,637     Term Loan, Maturing October 7, 2007                          2,001,452
INTERSTATE BRANDS CORPS.
        953,125     Term Loan, Maturing July 19, 2006                              953,125
      1,224,142     Term Loan, Maturing July 19, 2007                            1,228,579
      6,473,857     Term Loan, Maturing July 19, 2007                            6,483,975
MERISANT CO.
      6,775,111     Term Loan, Maturing January 31, 2010                         6,840,748
REDDY ICE GROUP, INC.
      4,400,000     Term Loan, Maturing July 31, 2009                            4,447,665
SOUTHERN WINE AND SPIRITS OF AMERICA, INC.
      4,407,708     Term Loan, Maturing June 28, 2008                            4,433,418
------------------------------------------------------------------------------------------
                                                                           $    41,710,432
------------------------------------------------------------------------------------------

BROADCASTING & ENTERTAINMENT -- 4.8%

BRESNAN COMMUNICATIONS, LLC
$     6,500,000     Term Loan, Maturing September 30, 2010                 $     6,553,826
CANWEST MEDIA, INC.
      5,250,000     Term Loan, Maturing May 15, 2009                             5,303,592
CHARTER COMMUNICATIONS OPERATING, LLC
      2,500,000     Term Loan, Maturing March 18, 2007                           2,400,520
     15,363,236     Term Loan, Maturing March 18, 2008                          14,910,988
CSG SYSTEMS INTL, INC.
      3,299,136     Term Loan, Maturing December 31, 2007                        3,171,295
CUMULUS MEDIA, INC.
        987,519     Term Loan, Maturing March 28, 2010                             998,474
DIRECTTV HOLDINGS, LLC
     18,000,000     Term Loan, Maturing March 6, 2010                           18,121,500
DISCOVERY COMMUNICATIONS, INC.
     11,212,121     Revolving Loan, Maturing May 31, 2004                       10,749,621
EMMIS COMMUNICATION CORP.
        500,000     Term Loan, Maturing August 31, 2008                            501,964
      5,750,000     Term Loan, Maturing August 31, 2009                          5,815,487
FALCON HOLDING GROUP, L.P.
        994,778     Term Loan, Maturing December 31, 2007                          951,671
GRAY TELEVISION, INC.0
      6,300,000     Term Loan, Maturing December 31, 2010                        6,356,700

                       See notes to financial statements.

PRINCIPAL
AMOUNT                 BORROWER/TRANCHE DESCRIPTION                        VALUE
------------------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT (CONTINUED)

INSIGHT MIDWEST HOLDINGS, LLC
$     1,500,000     Term Loan, Maturing December 31, 2009                  $     1,509,961
     10,000,000     Term Loan, Maturing December 31, 2009                       10,050,000
MCC IOWA, LLC
      4,000,000     Term Loan, Maturing March 31, 2010                           3,966,252
      4,500,000     Term Loan, Maturing September 30, 2010                       4,537,813
SINCLAIR TELEVISION GROUP, INC.
      2,485,900     Term Loan, Maturing December 31, 2009                        2,504,989
      2,429,500     Term Loan, Maturing December 31, 2009                        2,450,758
------------------------------------------------------------------------------------------
                                                                           $   100,855,411
------------------------------------------------------------------------------------------

BUILDINGS AND REAL ESTATE -- 1.4%

AIMCO PROPERTIES, L.P.
$     4,394,456     Term Loan, Maturing February 28, 2004                  $     4,427,414
      5,000,000     Term Loan, Maturing May 30, 2008                             5,053,125
INTERLINE BRANDS, INC.
      4,443,750     Term Loan, Maturing November 30, 2009                        4,465,969
iSTAR WALDEN/STARWOOD WALDEN LLC
      2,500,000     Term Loan, Maturing June 30, 2003                            2,506,250
NCI BUILDING SYSTEMS, INC.
      2,850,000     Term Loan, Maturing July 31, 2008                            2,869,594
NEWKIRK MASTER, L.P.
      1,482,525     Term Loan, Maturing December 31, 2004                        1,482,525
PANOLAM INDUSTRIES, INC.
        500,000     Term Loan, Maturing November 24, 2007                          492,500
TOWER FINANCING I, LLC
      2,750,000     Term Loan, Maturing July 9, 2008                             2,753,438
WFP TOWER A CO. L.P.
      4,500,000     Term Loan, Maturing June 12, 2006                            4,495,784
------------------------------------------------------------------------------------------
                                                                           $    28,546,599
------------------------------------------------------------------------------------------

CARGO TRANSPORT -- 0.3%

RAILAMERICA, INC.
$       730,943     Term Loan, Maturing May 31, 2009                       $       736,425
      1,021,600     Term Loan, Maturing May 31, 2009                             1,029,262
      4,512,067     Term Loan, Maturing May 31, 2009                             4,545,907
------------------------------------------------------------------------------------------
                                                                           $     6,311,594
------------------------------------------------------------------------------------------

CHEMICALS, PLASTICS AND RUBBER -- 2.2%

ARTEVA B.V.
$     1,493,534     Term Loan, Maturing December 31, 2006                  $     1,491,668

AVECIA INVESTMENTS LTD.
      1,305,344     Term Loan, Maturing June 30, 2007                            1,253,130
        803,799     Term Loan, Maturing June 30, 2008                              771,647
CP KELCO US, INC.
$     1,537,175     Term Loan, Maturing March 31, 2008                     $     1,545,821
        511,109     Term Loan, Maturing September 30, 2008                         514,197
HUNTSMAN INTERNATIONAL
      4,507,084     Term Loan, Maturing June 30, 2007                            4,529,899
      4,507,325     Term Loan, Maturing June 30, 2008                            4,529,861
IMC GLOBAL, INC.
      4,973,330     Term Loan, Maturing November 17, 2006                        5,018,712
NOVEON
      6,500,000     Term Loan, Maturing December 31, 2009                        6,569,062
POLYMER GROUP, INC.
     11,748,376     Term Loan, Maturing December 31, 2006                       11,464,453
RESOLUTION PERFORMANCE PRODUCTS, LLC
      2,000,000     Term Loan, Maturing November 14, 2008                        2,000,834
ROCKWOOD SPECIALTIES GROUP, INC.
      4,000,000     Term Loan, Maturing July 23, 2010                            4,041,668
WESTLAKE CHEMICAL CORP.
      2,992,500     Term Loan, Maturing July 31, 2010                            3,027,102
------------------------------------------------------------------------------------------
                                                                           $    46,758,054
------------------------------------------------------------------------------------------

CONTAINERS, PACKAGING AND GLASS -- 3.5%

BERRY PLASTICS CORP.
$     4,942,450     Term Loan, Maturing June 30, 2010                      $     4,990,332
CONSOLIDATED CONTAINER HOLDINGS LLC
      3,768,094     Term Loan, Maturing June 30, 2007                            3,441,525
Crown Cork and Seal Americas, Inc.
     15,000,000     Term Loan, Maturing September 15, 2008                      15,146,250
GRAPHIC PACKAGE INTERNATIONAL, INC.
      2,000,000     Term Loan, Maturing August 8, 2008                           2,001,250
     17,500,000     Term Loan, Maturing August 8, 2009                          17,670,625
OWENS-ILLINOIS, INC.
      9,500,000     Term Loan, Maturing April 1, 2007                            9,528,205
      6,000,000     Term Loan, Maturing April 1, 2008                            6,045,624
STONE CONTAINER CORP.
      9,413,794     Term Loan, Maturing June 30, 2009                            9,487,928
      2,440,530     Term Loan, Maturing June 30, 2009                            2,459,749
TEKNI-PLEX, INC.
      2,807,122     Term Loan, Maturing March 31, 2006                           2,802,442
------------------------------------------------------------------------------------------
                                                                           $    73,573,930
------------------------------------------------------------------------------------------

DIVERSIFIED/CONGLOMERATE MANUFACTURING -- 2.1%

AMSCAN HOLDINGS, INC.
$     3,982,481     Term Loan, Maturing June 15, 2007                      $     4,005,711

                       See notes to financial statements.

PRINCIPAL
AMOUNT                 BORROWER/TRANCHE DESCRIPTION                        VALUE
------------------------------------------------------------------------------------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING (CONTINUED)

AMSTED INDUSTRIES, INC.
$     6,483,750     Term Loan, Maturing October 15, 2010                   $     6,525,622
DRESSER, INC.
      2,000,000     Term Loan, Maturing March 31, 2007                           2,020,358
FLOWSERVE CORP.
      4,348,037     Term Loan, Maturing June 30, 2009                            4,383,752
MANITOWOC CO. (THE)
      2,992,347     Term Loan, Maturing June 30, 2007                            3,008,245
MUELLER GROUP, INC.
      2,992,424     Term Loan, Maturing May 31, 2008                             3,003,110
NATIONAL WATERWORKS, INC.
      4,454,082     Term Loan, Maturing November 22, 2009                        4,491,385
POLYPORE INCORPORATED
      3,491,139     Term Loan, Maturing December 31, 2007                        3,524,595
SPX CORP.
        974,359     Term Loan, Maturing September 30, 2008                         981,667
      7,255,286     Term Loan, Maturing September 30, 2009                       7,318,770
TRIMAS CORP.
      4,778,100     Term Loan, Maturing December 31, 2009                        4,790,843
------------------------------------------------------------------------------------------
                                                                           $    44,054,058
------------------------------------------------------------------------------------------

DIVERSIFIED/CONGLOMERATE SERVICE -- 0.6%

ADVANSTAR COMMUNICATIONS, INC.
$       359,177     Term Loan, Maturing November 17, 2007                  $       359,177
ALDERWOODS GROUP
        957,592     Term Loan, Maturing September 28, 2008                         971,357
COINMACH LAUNDRY CORP.
      4,666,000     Term Loan, Maturing July 25, 2009                            4,689,815
CORRECTIONS CORP. OF AMERICA
      2,493,750     Term Loan, Maturing March 31, 2008                           2,523,363
GLOBAL IMAGING SYSTEMS, INC.
      1,995,000     Term Loan, Maturing June 25, 2009                            2,014,950
IRON MOUNTAIN, INC.
      1,997,994     Term Loan, Maturing February 15, 2008                        2,014,406
WACKENHUT CORRECTIONS CORP.
      2,962,500     Term Loan, Maturing July 9, 2009                             2,993,977
------------------------------------------------------------------------------------------
                                                                            $   15,567,045
------------------------------------------------------------------------------------------

DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS -- 0.2%

COMPASS MINERALS GROUP, INC.
$     3,037,806     Term Loan, Maturing November 28, 2009                  $     3,064,386
PEABODY ENERGY CORP.
$       995,000     Term Loan, Maturing March 31, 2010                     $     1,005,987
------------------------------------------------------------------------------------------
                                                                           $     4,070,373
------------------------------------------------------------------------------------------

ECOLOGICAL -- 1.0%

ALLIED WASTE INDUSTRIES, INC.
$     9,570,711     Term Loan, Maturing January 15, 2009                   $     9,696,326
      9,710,229     Term Loan, Maturing July 15, 2010                            9,857,620
ENVIRONMENTAL SYSTEMS PRODUCTS HOLDINGS, INC.
        767,111     Term Loan, Maturing December 31, 2004                          767,111
------------------------------------------------------------------------------------------
                                                                           $    20,321,057
------------------------------------------------------------------------------------------

ELECTRONICS -- 0.9%

AMPHENOL CORP.
$     3,912,632     Term Loan, Maturing May 6, 2010                        $     3,944,175
FAIRCHILD SEMICONDUCTOR CORP.
      7,730,625     Term Loan, Maturing June 19, 2008                            7,793,436
XEROX CORP.
      4,500,000     Term Loan, Maturing September 30, 2008                       4,535,861
------------------------------------------------------------------------------------------
                                                                           $    16,273,472
------------------------------------------------------------------------------------------

FARMING AND AGRICULTURE -- 0.1%

THE SCOTTS CO.
$     1,500,000     Term Loan, Maturing September 30, 2010                 $     1,520,223
------------------------------------------------------------------------------------------
                                                                           $     1,520,223
------------------------------------------------------------------------------------------

GROCERY -- 0.0%

THE PANTRY, INC.
$       495,010     Term Loan, Maturing March 31, 2007                     $       500,888
------------------------------------------------------------------------------------------
                                                                           $       500,888
------------------------------------------------------------------------------------------

HEALTH CARE, EDUCATION, AND CHILDCARE -- 4.6%

ALARIS MEDICAL SYSTEMS, INC.
$     5,297,391     Term Loan, Maturing June 30, 2009                      $     5,358,311
ALLIANCE IMAGING, INC.
      4,000,000     Term Loan, Maturing June 10, 2008                            3,971,252
AMERISOURCE BERGEN CORP.
      1,458,824     Term Loan, Maturing March 31, 2005                           1,458,824
COMMUNITY HEALTH SYSTEMS, INC.
      4,954,975     Term Loan, Maturing July 5, 2010                             5,003,286
      4,000,000     Term Loan, Maturing July 5, 2010                             4,020,000

                       See notes to financial statements.

PRINCIPAL
AMOUNT                 BORROWER/TRANCHE DESCRIPTION                        VALUE
------------------------------------------------------------------------------------------
HEALTH CARE, EDUCATION, AND CHILDCARE (CONTINUED)

CONCENTRA OPERATING CORP.
$     4,987,500     Term Loan, Maturing June 30, 2009                      $     5,040,492
CONMED CORP.
      3,491,250     Term Loan, Maturing December 31, 2007                        3,532,709
CROSS COUNTRY HEALTHCARE, INC.
      3,087,500     Term Loan, Maturing June 5, 2009                             3,126,094
DADE BEHRING HOLDINGS, INC.
      3,459,233     Term Loan, Maturing October 3, 2008                          3,493,825
      1,113,440     Term Loan, Maturing October 3, 2008                          1,128,054
DAVITA, INC.
     18,450,168     Term Loan, Maturing March 31, 2009                          18,619,301
EXPRESS SCRIPTS, INC.
      1,915,385     Term Loan, Maturing March 31, 2008                           1,932,487
FHC HEALTH SYSTEMS, INC.
      1,160,526     Term Loan, Maturing April 30, 2005                           1,156,900
      1,492,105     Term Loan, Maturing April 30, 2006                           1,487,442
FISHER SCIENTIFIC INTERNATIONAL, LLC
      5,067,784     Term Loan, Maturing March 31, 2010                           5,117,829
      3,502,838     Term Loan, Maturing March 31, 2010                           3,535,677
FRESENIUS MEDICAL CARE HOLDINGS, INC.
      1,995,000     Term Loan, Maturing February 21, 2010                        2,014,950
KINETIC CONCEPTS, INC.
      4,189,500     Term Loan, Maturing October 3, 2009                          4,227,469
KNOWLEDGE LEARNING CORP.
      3,447,500     Term Loan, Maturing May 15, 2010                             3,445,345
LANGUAGE LINE, LLC
      3,500,000     Term Loan, Maturing December 31, 2008                        3,518,959
MEDCO HEALTH SOLUTIONS, INC.
      6,500,000     Term Loan, Maturing June 30, 2010                            6,576,174
QUINTILES TRANSNATIONAL CORP.
      2,500,000     Term Loan, Maturing September 25, 2009                       2,521,875
TEAM HEALTH
      3,807,593     Term Loan, Maturing October 31, 2008                         3,790,934
TRIAD HOSPITALS HOLDINGS, INC.
      3,701,834     Term Loan, Maturing March 31, 2008                           3,732,682
------------------------------------------------------------------------------------------
                                                                           $    97,810,871
------------------------------------------------------------------------------------------

HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER GOODS -- 0.7%

SIMMONS CO.
$     1,000,000     Term Loan, Maturing October 30, 2006                   $     1,005,375
TEMPUR-PEDIC, INC.
      4,987,500     Term Loan, Maturing June 30, 2009                            5,009,320
WARNER HOLDING CO.
$     4,500,000     Term Loan, Maturing June 11, 2009                      $     4,235,625
------------------------------------------------------------------------------------------
                                                                           $    10,250,320
------------------------------------------------------------------------------------------

HOTELS, MOTELS, INNS, AND GAMING -- 2.0%

ALLIANCE GAMING CORP.
$     9,650,000     Term Loan, Maturing September 5, 2009                  $     9,734,437
AMERISTAR CASINOS, INC.
      3,490,997     Term Loan, Maturing December 31, 2006                        3,515,871
ARGOSY GAMING CO.
        997,449     Term Loan, Maturing June 30, 2008                            1,004,306
BOYD GAMING CORP.
      2,979,937     Term Loan, Maturing June 24, 2008                            2,995,209
EXTENDED STAY AMERICA
      2,969,697     Term Loan, Maturing December 31, 2007                        3,001,621
ISLE OF CAPRI CASINOS
      2,393,924     Term Loan, Maturing April 25, 2008                           2,411,132
MARINA DISTRICT FINANCE CO.
        186,441     Revolving Loan, Maturing December 31, 2007                     181,780
      9,435,028     Term Loan, Maturing December 31, 2007                        9,538,229
PENN NATIONAL GAMING, INC.
      3,989,984     Term Loan, Maturing July 31, 2006                            4,020,906
VENETIAN CASINO RESORT, LLC/LAS VEGAS SANDS, INC.
      1,975,000     Term Loan, Maturing June 4, 2008                             2,001,333
------------------------------------------------------------------------------------------
                                                                           $    38,404,824
------------------------------------------------------------------------------------------

INSURANCE -- 0.6%

HILB, ROGAL AND HOBBS CO.
$     1,994,949     Term Loan, Maturing June 30, 2007                      $     2,016,146
INFINITY PROPERTY AND CASUALTY CORP.
      5,042,625     Term Loan, Maturing June 30, 2010                            5,086,748
U.S.I. HOLDINGS CORP.
      5,985,000     Term Loan, Maturing August 11, 2008                          6,029,888
------------------------------------------------------------------------------------------
                                                                           $    13,132,782
------------------------------------------------------------------------------------------

LEISURE, AMUSEMENT, ENTERTAINMENT -- 3.8%

AMFAC RESORTS, INC.
$     2,329,622     Term Loan, Maturing September 30, 2003                 $     2,326,710
      2,329,622     Term Loan, Maturing September 30, 2004                       2,326,710
CINEMARK USA, INC.
      6,982,500     Term Loan, Maturing March 31, 2009                           7,062,505
HOLLYWOOD ENTERTAINMENT CORP.
      2,856,061     Term Loan, Maturing March 31, 2008                           2,876,142

                       See notes to financial statements.

PRINCIPAL
AMOUNT                 BORROWER/TRANCHE DESCRIPTION                        VALUE
------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT, ENTERTAINMENT (CONTINUED)

ISTAR FINANCIAL, INC
$     7,000,000     Term Loan, Maturing July 24, 2006                      $     6,982,500
LOEWS CINEPLEX ENTERTAINMENT CORP.
     17,216,422     Term Loan, Maturing September 30, 2006                      17,295,325
NEW ENGLAND SPORTS VENTURES, LLC
      3,000,000     Term Loan, Maturing February 28, 2005                        3,000,000
REGAL CINEMAS, INC.
     15,300,000     Term Loan, Maturing June 30, 2009                           15,464,154
SIX FLAGS THEME PARKS INC.
      7,000,000     Term Loan, Maturing June 30, 2009                            7,001,876
UNIVERSAL CITY DEVELOPMENT PARTNERS, L.P.
      8,307,277     Term Loan, Maturing June 30, 2007                            8,348,813
VAIL RESORTS, INC.
      3,980,000     Term Loan, Maturing December 10, 2008                        4,022,288
VIVENDI UNIVERSAL ENTERTAINMENT LLP
      7,500,000     Term Loan, Maturing June 30, 2008                            7,559,062
------------------------------------------------------------------------------------------
                                                                           $    84,266,085
------------------------------------------------------------------------------------------

MACHINERY (NON-AGRICULTURAL, NON-CONSTRUCTION, NON-ELECTRONIC) -- 0.7%

COLFAX CORP.
$     2,171,016     Term Loan, Maturing May 30, 2009                       $     2,181,871
REXNORD CORP.
      1,891,428     Term Loan, Maturing November 30, 2009                        1,905,909
THERMADYNE HOLDINGS CORP.
      7,500,000     Term Loan, Maturing March 31, 2008                           7,368,750
------------------------------------------------------------------------------------------
                                                                           $    11,456,530
------------------------------------------------------------------------------------------

OIL AND GAS -- 2.1%

CITGO PETROLEUM CO.
$     5,000,000     Term Loan, Maturing February 27, 2006                  $     5,200,000
COLUMBIA NATURAL RESOURCES, LLC
      3,375,000     Revolving Loan, Maturing August 28, 2008                     3,366,563
CUMBERLAND FARMS, INC.
      2,493,177     Term Loan, Maturing September 8, 2008                        2,493,177
      4,487,718     Term Loan, Maturing September 8, 2008                        4,510,157
MAGELLAN MIDSTREAM PARTNERS, L.P.
      1,500,000     Term Loan, Maturing August 6, 2008                           1,511,250
SPRAGUE ENERGY CORP.
      2,896,667     Revolving Loan, Maturing August 10, 2007                     2,889,425
WEG ACQUISITION, L.P.
      5,100,000     Term Loan, Maturing June 17, 2008                            5,154,188
WILLIAMS PRODUCTION RMT CO.
$    18,453,750     Term Loan, Maturing May 30, 2007                       $    18,649,821
------------------------------------------------------------------------------------------
                                                                           $    43,774,581
------------------------------------------------------------------------------------------

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) -- 0.9%

ARMKEL, LLC
$       489,559     Term Loan, Maturing March 31, 2009                     $       494,148
CHURCH AND DWIGHT CO., INC.
      2,156,157     Term Loan, Maturing September 30, 2007                       2,183,648
JOHNSONDIVERSEY, INC.
      1,244,804     Term Loan, Maturing November 30, 2008                        1,248,110
      2,834,061     Term Loan, Maturing November 30, 2009                        2,860,630
MARY KAY COSMETICS, INC.
      4,533,766     Term Loan, Maturing September 30, 2007                       4,560,211
PLAYTEX PRODUCTS, INC.
     12,934,341     Term Loan, Maturing May 31, 2009                            12,930,306
RAYOVAC CORP.
      5,292,468     Term Loan, Maturing September 30, 2009                       5,313,416
------------------------------------------------------------------------------------------
                                                                           $    29,590,469
------------------------------------------------------------------------------------------

PERSONAL, FOOD, AND MISCELLANEOUS -- 0.9%

AFC ENTERPRISES, INC.
$     1,543,247     Term Loan, Maturing May 23, 2009                       $     1,542,476
BUFFETS, INC.
      6,057,666     Term Loan, Maturing June 30, 2009                            6,080,382
DOMINO'S, INC.
      7,937,894     Term Loan, Maturing June 25, 2010                            8,023,885
JACK IN THE BOX, INC.
      4,458,788     Term Loan, Maturing July 22, 2007                            4,492,229
------------------------------------------------------------------------------------------
                                                                           $    20,138,972
------------------------------------------------------------------------------------------

PERSONAL TRANSPORTATION -- 0.4%
------------------------------------------------------------------------------------------
LAIDLAW INTERNATIONAL, INC.
$     9,359,495     Term Loan, Maturing June 19, 2009                      $     9,454,550
------------------------------------------------------------------------------------------
                                                                           $     9,454,550
------------------------------------------------------------------------------------------

PRINTING AND PUBLISHING -- 3.3%
------------------------------------------------------------------------------------------
AMERICAN MEDIA OPERATIONS, INC.
$     2,480,916     Term Loan, Maturing April 1, 2007                      $     2,499,213
CBD MEDIA LLC
        991,250     Term Loan, Maturing December 31, 2009                          999,510

                       See notes to financial statements.

PRINCIPAL
AMOUNT                 BORROWER/TRANCHE DESCRIPTION                        VALUE
------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING (CONTINUED)

DEX MEDIA EAST, LLC
$     1,000,000     Term Loan, Maturing November 8, 2008                   $     1,005,208
      6,089,325     Term Loan, Maturing November 8, 2009                         6,176,317
DEX MEDIA WEST, LLC
      2,577,520     Term Loan, Maturing September 9, 2009                        2,597,388
      9,989,147     Term Loan, Maturing March 9, 2010                           10,097,359
GENERAL BINDING CORP.
      1,250,000     Term Loan, Maturing January 15, 2008                         1,250,000
HOLLINGER INTERNATIONAL PUBLISHING, INC.
      2,970,000     Term Loan, Maturing September 30, 2009                       3,018,263
JOSTENS, INC.
      4,000,000     Term Loan, Maturing July 15, 2010                            4,037,152
JOURNAL REGISTER CO.
      1,921,487     Term Loan, Maturing September 30, 2006                       1,907,076
LIBERTY GROUP OPERATING, INC.
      5,022,948     Term Loan, Maturing April 30, 2007                           5,066,899
MERRILL CORP.
      2,467,841     Term Loan, Maturing November 15, 2007                        2,467,841
MOORE HOLDINGS USA, INC.
      8,977,500     Term Loan, Maturing March 15, 2010                           9,036,419
MORRIS PUBLISHING GROUP, LLC
      7,500,000     Term Loan, Maturing March 31, 2011                           7,570,313
R.H. DONNELLEY, INC.
      4,974,937     Term Loan, Maturing June 30, 2010                            5,069,600
SUN MEDIA CORP.
      2,833,473     Term Loan, Maturing February 7, 2009                         2,847,641
THE READER'S DIGEST ASSOCIATION, INC.
        996,691     Term Loan, Maturing May 20, 2007                               995,445
      4,985,957     Term Loan, Maturing May 20, 2008                             4,986,850
------------------------------------------------------------------------------------------
                                                                           $    71,628,494
------------------------------------------------------------------------------------------

RETAIL STORES  -- 1.4%

CSK AUTO, INC.
$     7,650,000     Term Loan, Maturing June 20, 2009                      $     7,724,113
ORIENTAL TRADING CO.
      5,678,125     Term Loan, Maturing August 4, 2010                           5,734,906
PETCO ANIMAL SUPPLIES INC.
        997,491     Term Loan, Maturing October 2, 2008                          1,009,960
RENT-A-CENTER, INC.
      2,992,500     Term Loan, Maturing May 28, 2009                             3,024,762
RITE AID CORP.
     12,650,000     Term Loan, Maturing April 30, 2008                          12,847,656
------------------------------------------------------------------------------------------
                                                                           $    30,341,397
------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 3.1%

AMERICAN TOWER, L.P.
$     7,370,247     Term Loan, Maturing December 31, 2007                  $     7,435,990
BROADWING, INC.
      8,357,107     Term Loan, Maturing December 31, 2004                        8,430,232
      1,495,444     Term Loan, Maturing December 31, 2005                        1,510,531
      1,502,751     Term Loan, Maturing December 31, 2006                        1,516,088
CROWN CASTLE OPERATING CO.
      2,000,000     Term Loan, Maturing September 15, 2007                       2,020,626
DOBSON CELLULAR SYSTEMS, INC.
      1,000,000     Term Loan, Maturing March 31, 2010                           1,013,750
NEXTEL COMMUNICATIONS, INC.
      8,049,394     Term Loan, Maturing June 30, 2008                            8,088,562
      8,049,394     Term Loan, Maturing December 30, 2008                        8,088,562
QWEST CORP.
     17,500,000 Term Loan, Maturing June 4, 2007                                18,014,063
SPECTRASITE COMMUNICATIONS, INC.
      2,292,621  Term Loan, Maturing June 30, 2006                               2,318,413
WESTERN WIRELESS
      6,333,592  Term Loan, Maturing September 30, 2008                          6,319,075
------------------------------------------------------------------------------------------
                                                                           $    64,755,892
------------------------------------------------------------------------------------------

TEXTILES AND LEATHER -- 0.1%

ST. JOHN KNITS INTERNATIONAL, INC.
$     2,993,304     Term Loan, Maturing July 31, 2007                      $     3,002,658
------------------------------------------------------------------------------------------
                                                                           $     3,002,658
------------------------------------------------------------------------------------------

UTILITIES -- 0.7%

CENTERPOINT ENERGY, INC.
$     7,725,000     Term Loan, Maturing October 7, 2006                    $     7,793,799
MICHIGAN ELECTRIC TRANSMISSION CO., LLC
      2,977,387     Term Loan, Maturing June 30, 2007                            2,992,893
PACIFIC ENERGY GROUP, LLC
      3,000,000     Term Loan, Maturing July 26, 2009                            3,021,564
------------------------------------------------------------------------------------------
                                                                           $    13,808,256
------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $1,009,314,788)                                        $ 1,014,805,778
------------------------------------------------------------------------------------------

                       See notes to financial statements.

MORTGAGE PASS-THROUGHS -- 51.4%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                            VALUE
------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.:
$        52,772     6.50%, with various maturities to 2025                 $    55,615,378
         44,946     7.00%, with various maturities to 2024                      47,970,911
          2,549     7.13%, with maturity at 2023                                 2,727,244
         18,217     7.50%, with various maturities to 2025                      19,630,946
          3,837     7.65%, with maturity at 2022                                 4,190,533
            976     7.70%, with maturity at 2022                                 1,069,442
         45,875     8.00%, with various maturities to 2030                      50,015,183
         18,824     8.50%, with various maturities to 2024                      20,850,239
            556     8.75%, with maturity at 2010                                   605,236
          4,780     9.00%, with various maturities to 2022                       5,260,395
         15,712     9.50%, with various maturities to 2025                      17,736,892
          5,720     10.00%, with various maturities to 2020                      6,626,627
          3,450     10.50%, with various maturities to 2021                      4,045,664
            313     11.00%, with maturity at 2015                                  363,539
            516     11.50%, with various maturities to 2020                        608,061
            326     12.00%, with maturity at 2019                                  389,682
          1,868     12.50%, with various maturities to 2015                      2,242,945
            838     13.00%, with maturity at 2015                                1,023,710
             71     13.50%, with maturity at 2014                                   86,469
            233     14.00%, with maturity at 2014                                  292,092
------------------------------------------------------------------------------------------
                                                                           $   241,351,188
------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.:
$         2,279     6.00%, with maturity at 2023                           $     2,366,859
        165,907     6.50%, with various maturities to 2033                     174,427,340
         65,454     7.00%, with various maturities to 2025                      69,865,479
         11,645     7.50%, with various maturities to 2025                      12,537,210
         36,737     8.00%, with various maturities to 2028                      40,130,330
            346     8.25%, with maturity at 2018                                   378,940
         19,916     8.50%, with various maturities to 2027                      21,911,917
          4,211     8.616%, with maturity at 2029                                4,630,759
         37,658     9.00%, with various maturities to 2026                      41,986,510
          2,274     9.176%, with maturity at 2024                                2,574,754
         16,751     9.50%, with various maturities to 2030                      18,844,614
          7,598     10.00%, with various maturities to 2021                      8,839,505
          6,777     10.233%, with maturity at 2019                               7,836,839
          3,588     10.50%, with various maturities to 2025                      4,209,959
          2,998     11.00%, with various maturities to 2020                      3,533,526
            368     11.25%, with maturity at 2016                                  437,006
          7,675     11.50%, with various maturities to 2021                      9,120,813
             90     11.75%, with maturity at 2014                                  107,286
          1,133     12.00%, with various maturities to 2016                      1,361,104
$           930     12.50%, with various maturities to 2015                      1,121,270
            898     13.00%, with various maturities to 2015                      1,094,794
            414     13.50%, with various maturities to 2017                        515,699
            131     14.50%, with maturity at 2014                                  162,919
------------------------------------------------------------------------------------------
                                                                           $   427,995,432
------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSN.:
$        14,153     6.00%, with maturity at 2024                           $    14,742,509
        137,704     6.50%, with various maturities to 2024(2)                  145,234,337
         11,186     7.00%, with various maturities to 2023                      11,934,484
         25,086     8.00%, with various maturities to 2025                      27,443,653
          6,952     8.50%, with various maturities to 2022                       7,657,420
         30,062     9.00%, with various maturities to 2025                      33,529,631
         40,949     9.50%, with various maturities to 2026                      46,207,037
------------------------------------------------------------------------------------------
                                                                           $   286,749,071
------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS:
$         2,130     Federal Home Loan Mortgage Corp., Series 1289,
                    Class PV, 7.50%, due 2022                              $     2,223,082
         10,405     Federal Home Loan Mortgage Corp., Series 1497,
                    Class K, 7.00%, due 2023                                    10,972,591
         18,182     Federal Home Loan Mortgage Corp., Series 1529,
                    Class Z, 7.00%, due 2023                                    19,117,422
         26,281     Federal Home Loan Mortgage Corp., Series 1730,
                    Class Z, 7.00%, due 2024                                    27,682,720
            893     Federal National Mortgage Assn., Series 1992-103,
                    Class Z, 7.50%, due 2022                                       953,969
          1,737     Federal National Mortgage Assn., Series 1992-113,
                    Class Z, 7.50%, due 2022                                     1,854,846
          7,366     Federal National Mortgage Assn., Series 1993-16,
                    Class Z, 7.50%, due 2023                                     7,870,859
          6,334     Federal National Mortgage Assn., Series 1993-22,
                    Class PM, 7.40%, due 2023                                    6,753,086
          8,892     Federal National Mortgage Assn., Series 1993-25,
                    Class J, 7.50%, due 2023                                     9,500,186
         19,856     Federal National Mortgage Assn., Series 1993-30,
                    Class PZ, 7.50%, due 2023                                   21,288,949
         15,120     Federal National Mortgage Assn., Series 1994-89,
                    Class ZQ, 8.00%, due 2024                                   16,356,469
         10,885     Federal National Mortgage Assn., Series G93-29,
                    Class Z, 7.00%, due 2023                                    11,492,852
------------------------------------------------------------------------------------------
                                                                           $   136,067,031
------------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
   (IDENTIFIED COST $1,101,684,870)                                        $ 1,092,162,722
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CORPORATE BONDS & NOTES -- 48.8%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                            VALUE
------------------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 1.3%

ARMOR HOLDINGS INC., SR. SUB. NOTES
$         1,895     8.25%, 8/15/13(3)                                      $     2,041,862
BE AEROSPACE, INC., SR. NOTES
          1,045     8.50%, 10/1/10(3)                                            1,081,575
DUNLOP STAND AERO HOLDINGS, SR. NOTES
          5,680     11.875%, 5/15/09                                             6,191,200
GENCORP, INC., SR. SUB. NOTES
          8,500     9.50%, 8/15/13                                               8,733,750
SEQUA CORP.
          5,000     8.875%, 4/1/08                                               5,481,250
TITAN CORP., SR. SUB. NOTES
          2,000     8.00%, 5/15/11(3)                                            2,310,000
VOUGHT AIRCRAFT, INC., SR. NOTES
          1,000     8.00%, 7/15/11(3)                                            1,010,000
------------------------------------------------------------------------------------------
                                                                           $    26,849,637
------------------------------------------------------------------------------------------

AIRLINES -- 0.8%

AMERICAN AIRLINES

$         3,000     7.80%, 10/1/06                                         $     2,464,352
            525     8.608%, 4/1/11                                                 460,011
DELTA AIR LINES
             70     6.65%, 3/15/04                                                  70,175
          3,660     7.779%, 11/18/05                                             3,345,881
          6,000     7.70%, 12/15/05                                              5,655,000
            710     7.779%, 1/2/12                                                 607,995
NORTHWEST AIRLINES, INC., SR. NOTES
          4,000     9.875%, 3/15/07                                              3,590,000
------------------------------------------------------------------------------------------
                                                                           $    16,193,414
------------------------------------------------------------------------------------------

APPAREL -- 0.3%

PERRY ELLIS INTERNATIONAL, INC., SR. SUB. NOTES
$         3,795     8.875%, 9/15/13(3)                                     $     3,956,287
PHILLIPS VAN-HEUSEN, SR. NOTES
          2,500     8.125%, 5/1/13(3)                                            2,650,000
------------------------------------------------------------------------------------------
                                                                           $     6,606,287
------------------------------------------------------------------------------------------

AUTOMOBILE -- 2.2%

DANA CORP.
$         8,375     10.125%, 3/15/10                                       $     9,505,625
KEYSTONE AUTOMOTIVE, SR. SUB. NOTES
          1,020     9.75%, 11/1/13(3)                                            1,081,200
METALDYNE, INC., SR. NOTES
$         1,910     10.00%, 11/1/13(3)                                     $     1,871,800
R.J. TOWER CORP., SR. NOTES
          6,450     12.00%, 6/1/13(3)                                            5,966,250
SONIC AUTOMOTIVE, INC., SR. SUB. NOTES
          1,600     8.625%, 8/15/13                                              1,700,000
TENNECO AUTOMOTIVE, GLOBAL SHARES, SERIES B
         12,190     10.25%, 7/15/13                                             13,530,900
TRW AUTOMOTIVE HOLDINGS CORP, SR. NOTES
          2,500     9.375%, 2/15/13(3)                                           2,850,000
TRW AUTOMOTIVE HOLDINGS CORP, SR. SUB. NOTES
          6,000     11.00%, 2/15/13(3)                                           7,110,000
UNITED COMPONENTS, INC., SR. SUB. NOTES
            990     9.375%, 6/15/13(3)                                           1,019,700
------------------------------------------------------------------------------------------
                                                                           $    44,635,475
------------------------------------------------------------------------------------------

BEVERAGE, FOOD AND TOBACCO -- 0.4%

MERISANT CO., SR. NOTES
$         6,330     9.50%, 7/15/13(3)                                      $     6,868,050
REDDY ICE GROUP, INC., SR. SUB. NOTES
          2,535     8.875%, 8/1/11(3)                                            2,661,750
------------------------------------------------------------------------------------------
                                                                           $     9,529,800
------------------------------------------------------------------------------------------

BROADCASTING & ENTERTAINMENT -- 4.2%

CANWEST MEDIA, INC., SR. SUB. NOTES
$        11,000     10.625%, 5/15/11                                       $    12,650,000
CHARTER COMMUNICATION HOLDINGS, SR. DISC. NOTES
          1,820     13.50%, 1/15/11                                              1,237,600
CORUS ENTERTAINMENT, INC., SR. SUB. NOTES
            880     8.75%, 3/1/12                                                  973,500
CSC HOLDINGS, INC., SR. NOTES
          2,970     7.875%, 12/15/07                                             3,051,675
          5,000     8.125%, 7/15/09                                              5,225,000
CSC HOLDINGS, INC., SR. SUB. NOTES
          1,500     9.875%, 2/15/13                                              1,578,750
          6,605     10.50%, 5/15/16                                              7,298,525
ECHOSTAR DBS CORP., SR. NOTES
         10,000     4.41%, 10/1/08                                              10,325,000
INSIGHT COMMUNICATIONS, SR. DISC. NOTES
          4,115     12.25%, 2/15/11                                              2,901,075
INSIGHT MIDWEST HOLDINGS, LLC, SR. NOTES
         14,265     10.50%, 11/1/10                                             14,978,250
MEDIACOM LLC/CAPITAL CORP., SR. NOTES
          5,000     9.50%, 1/15/13                                               4,775,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                            VALUE
------------------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT (CONTINUED)

MUZAK HOLDINGS LLC
$         2,000     9.875%, 3/15/09                                        $     1,955,000
MUZAK LLC/MUZAK FINANCE, SR. NOTES
          7,365     10.00%, 2/15/09                                              7,788,487
NEXSTAR FINANCE HOLDINGS LLC, INC.
            330     12.00%, 4/1/08                                                 370,425
NEXSTAR FINANCE HOLDINGS LLC, INC., SR. DISC. NOTES
          2,105     11.375%, 4/1/13                                              1,510,337
PAXSON COMMUNICATIONS CORP.
          8,615     10.75%, 7/15/08                                              9,325,737
PEGASUS COMMUNICATIONS CORP., SR. NOTES
          2,000     11.25%, 1/15/10(3)                                           1,660,000
PEGASUS SATELLITE
          2,000     12.375%, 8/1/06                                              1,710,000
------------------------------------------------------------------------------------------
                                                                           $    89,314,361
------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION -- 0.7%

DAYTON SUPERIOR CORP., SR. NOTES
$         7,000     10.75%, 9/15/08(3)                                     $     7,332,500
KOPPERS, INC., SR. NOTES
          1,835     9.875%, 10/15/13(3)                                          1,945,100
WCI COMMUNITIES, INC., SR. SUB. NOTES
          6,000     7.875%, 10/1/13                                              6,240,000
------------------------------------------------------------------------------------------
                                                                           $    15,517,600
------------------------------------------------------------------------------------------

BUILDINGS AND REAL ESTATE -- 0.3%

CB RICHARD ELLIS, INC., SR. SUB. NOTES
$         2,600     11.25%, 6/15/11                                        $     2,928,250
CBRE ESCROW, INC., SR. NOTES
          2,640     9.75%, 5/15/10(3)                                            2,864,400
------------------------------------------------------------------------------------------
                                                                           $     5,792,650
------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 1.2%

ADVANSTAR COMMUNICATIONS, SR. NOTES
$         6,500     8.63%, 8/15/08                                         $     6,792,500
MOBILE MINI, INC., SR. NOTES
          2,925     9.50%, 7/1/13(3)                                             3,217,500
NORCROSS SAFETY PRODUCTS, SR. SUB. NOTES
          4,660     9.875%, 8/15/11(3)                                           5,056,100
UNITED RENTALS, INC.
          2,000     10.75%, 4/15/08                                              2,255,000
UNITED RENTALS, INC., SERIES B
          5,000     10.75%, 4/15/08                                              5,637,500
WILLIAMS SCOTSMAN, INC.
$         3,000     9.875%, 6/1/07                                         $     3,060,000
WILLIAMS SCOTSMAN, INC., SR. NOTES
          1,375     10.00%, 8/15/08(3)                                           1,519,375
------------------------------------------------------------------------------------------
                                                                           $    27,537,975
------------------------------------------------------------------------------------------

CHEMICALS, PLASTICS AND RUBBER -- 2.9%

ACETEX CORP., SR. NOTES
$         3,000     10.875%, 8/1/09(3)                                     $     3,375,000
AVECIA INVESTMENTS LTD.
          1,132     11.00%, 7/1/09                                               1,058,420
EQUISTAR CHEMICAL, SR. NOTES
          7,000     10.625%, 5/1/11(3)                                           7,350,000
HUNTSMAN ADVENTURE MATERIALS, SR. NOTES
          3,815     11.00%, 7/15/10(3)                                           4,105,894
HUNTSMAN CO., LLC
          5,000     11.625%, 10/15/10(3)                                         4,825,000
HUNTSMAN INTERNATIONAL
          6,000     9.875%, 3/1/09                                               6,360,000
IMC GLOBAL, INC.
          6,775     11.25%, 6/1/11                                               7,029,062
LYONDELL CHEMICAL CO.
          5,000     9.50%, 12/15/08                                              5,025,000
          4,790     9.50%, 12/15/08                                              4,813,950
NALCO COMPANY, SR. NOTES
          3,150     7.75%, 11/15/11(3)                                           3,291,750
NALCO COMPANY, SR. SUB. NOTES
          3,150     8.875%, 11/15/13(3)                                          3,291,750
OM GROUP, INC.
         10,520     9.25%, 12/15/11                                             10,677,800
ROCKWOOD SPECIALTIES GROUP, INC., SR. SUB. NOTES
          1,185     10.625%, 5/15/11(3)                                          1,279,800
------------------------------------------------------------------------------------------
                                                                           $    62,483,426
------------------------------------------------------------------------------------------

COMPUTER SERVICES -- 0.1%

COOPERATIVE COMPUTING, SR. NOTES
$         1,000     10.50%, 6/15/11(3)                                     $     1,085,000
------------------------------------------------------------------------------------------
                                                                           $     1,085,000
------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.4%

AMSCAN HOLDINGS, INC., SR. SUB. NOTES
$         7,465     9.875%, 12/15/07                                       $     7,688,950

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                            VALUE
------------------------------------------------------------------------------------------
CONSUMER PRODUCTS (CONTINUED)

NORCRAFT COMPANIES, SR. SUB. NOTES
$           770     9.00%, 11/1/11(3)                                      $       812,350
------------------------------------------------------------------------------------------
                                                                           $     8,501,300
------------------------------------------------------------------------------------------

CONTAINERS, PACKAGING AND GLASS -- 1.6%

ANCHOR GLASS CONTAINER CORP., SR. NOTES
$         5,000     11.00%, 2/15/13                                        $     5,725,000
CROWN EURO HOLDINGS SA
         20,495     10.875%, 3/1/13                                             23,466,775
GRAPHIC PACKAGING INTERNATIONAL, INC., SR. SUB. NOTE
          3,265     9.50%, 8/15/13(3)                                            3,648,637
U.S. CAN CORP., SR. NOTES
          1,230     10.875%, 7/15/10(3)                                          1,276,125
------------------------------------------------------------------------------------------
                                                                           $    34,116,537
------------------------------------------------------------------------------------------

DIVERSIFIED/CONGLOMERATE MANUFACTURING -- 0.9%

AMSTED INDUSTRIES, INC., SR. NOTES
$         7,150     10.25%, 10/15/11(3)                                    $     7,918,625
DRESSER, INC.
          9,200     9.375%, 4/15/11                                              9,499,000
NATIONAL WATERWORKS, INC., SERIES B
          1,500     10.50%, 12/1/12                                              1,687,500
------------------------------------------------------------------------------------------
                                                                           $    19,105,125
------------------------------------------------------------------------------------------

DIVERSIFIED/CONGLOMERATE SERVICE -- 0.4%

ADVANSTAR COMMUNICATIONS, INC.
$         5,700     10.75%, 8/15/10(3)                                     $     6,084,750
          1,280     10.75%, 8/15/10(3)                                           1,366,400
------------------------------------------------------------------------------------------
                                                                           $     7,451,150
------------------------------------------------------------------------------------------

ECOLOGICAL -- 0.8%

ALLIED WASTE INDUSTRIES, INC.
$        14,660     10.00%, 8/1/09                                              16,016,050
------------------------------------------------------------------------------------------
                                                                           $    16,016,050
------------------------------------------------------------------------------------------

ELECTRONICS -- 1.3%

DANKA BUSINESS SYSTEMS, SR. NOTES
$         2,350     11.00%, 6/15/10(3)                                     $     2,173,750
DIGITALNET, INC., SR. NOTES
          5,178     9.00%, 7/15/10(3)                                            5,669,910
HEXCEL CORP.
          1,520     9.875%, 10/1/08                                              1,694,800
HEXCEL CORP., SR. SUB. NOTES
$           525     9.75%, 1/15/09                                         $       549,937
SANMINA-SCI CORP., SR. NOTES
          5,000     10.375%, 1/15/10                                             5,925,000
WESCO DISTRIBUTION INC.
          5,000     9.125%, 6/1/08                                               5,075,000
XEROX CORP.
          3,000     9.75%, 1/15/09                                               3,412,500
XEROX CORP., SR. NOTES
          1,855     7.125%, 6/15/10                                              1,901,375
          1,485     7.625%, 6/15/13                                              1,522,125
------------------------------------------------------------------------------------------
                                                                           $    27,924,397
------------------------------------------------------------------------------------------

ENERGY SERVICES -- 0.2%

TRICO MARINE SERVICES
$         5,750     8.875%, 5/15/12                                        $     3,967,500
------------------------------------------------------------------------------------------
                                                                           $     3,967,500
------------------------------------------------------------------------------------------

FOODS -- 0.6%

B&G FOODS, INC.
$         4,000     9.625%, 8/1/07                                         $     4,130,000
BURNS PHILIP CAPITAL, SR. NOTES
          2,000     9.50%, 11/15/10(3)                                           2,110,000
BURNS PHILIP CAPITAL, SR. SUB NOTES
          2,000     10.75%, 2/15/11(3)                                           2,120,000
DOANE PET CARE CO.
          1,970     10.75%, 3/1/10                                               2,029,100
SEMINIS VEGETABLE SEEDS, SR. SUB. NOTES
          1,525     10.25%, 10/1/13(3)                                           1,639,375
------------------------------------------------------------------------------------------
                                                                           $    12,028,475
------------------------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 0.3%

BALLY TOTAL FITNESS HOLDINGS., SR. NOTES
$         6,000     10.50%, 7/15/11(3)                                     $     6,240,000
------------------------------------------------------------------------------------------
                                                                           $     6,240,000
------------------------------------------------------------------------------------------

HEALTHCARE, EDUCATION AND CHILDCARE -- 3.7%

ALARIS MEDICAL SYSTEMS, INC., SR. SUB. NOTES
$           645     7.25%, 7/1/11                                          $       664,350
ALLIANCE IMAGING, INC., SR. SUB. NOTES
          6,870     10.375%, 4/15/11                                             7,299,375
ARDENT HEALTH SERVICES, SR. SUB. NOTES
          6,995     10.00%, 8/15/13(3)                                           7,519,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                            VALUE
------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)

CONCENTRA OPERATING CORP.
$         7,000     9.50%, 8/15/10                                         $     7,455,000
MEDQUEST, INC.
          6,000     11.875%, 8/15/12                                             6,570,000
NATIONAL NEPHROLOGY ASSOCIATION, SR. SUB. NOTES
          2,000     9.00%, 11/1/11(3)                                            2,075,000
PACIFICARE HEALTH SYSTEM
         10,795     10.75%, 6/1/09                                              12,468,225
QUINTILES TRANSNATIONAL CORP., SR.SUB. NOTES
          9,690     10.00%, 10/1/13(3)                                          10,271,400
ROTECH HEALTHCARE, INC.
          9,550     9.50%, 4/1/12                                               10,361,750
TENET HEALTHCARE CORP.
         10,000     7.375%, 2/1/13                                               9,750,000
VANGUARD HEALTH SYSTEMS
         10,000     9.75%, 8/1/11                                               10,750,000
------------------------------------------------------------------------------------------
                                                                           $    85,184,725
------------------------------------------------------------------------------------------

HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE CONSUMER GOODS -- 0.4%

RAYOVAC CORP., SR. SUB. NOTES
$         8,585     8.50%, 10/1/13(3)                                      $     8,971,325
------------------------------------------------------------------------------------------
                                                                           $     8,971,325
------------------------------------------------------------------------------------------

HOTELS, MOTELS, INNS AND GAMING -- 3.5%

ARGOSY GAMING CO.
$         2,224     10.75%, 6/1/09                                         $     2,446,400
CHUKCHANSI EDA, SR. NOTES
            800     14.50%, 6/15/09(3)                                             981,000
EXTENDED STAY AMERICA, SR. SUB. NOTES
          2,000     9.15%, 3/15/08                                               2,090,000
FELCOR LODGING
          6,300     10.00%, 9/15/08                                              6,804,000
HOST MARRIOTT L.P., SERIES I
          7,000     9.50%, 1/15/07                                               7,787,500
INN OF THE MOUNTAIN GODS, SR. NOTES
          5,230     12.00%, 11/15/10(3)                                          5,491,500
JOHN Q HAMONS HOTELS/FINANCE, SERIES B
          3,500     8.875%, 5/15/12                                              3,832,500
MAJESTIC STAR LLC, SR. NOTES
          8,375     9.50%, 10/15/10(3)                                           8,710,000
MTR GAMING GROUP, SERIES B
          2,500     9.75%, 4/1/10                                                2,643,750
PENINSULA GAMING LLC
$         3,100     12.25%, 7/1/06                                         $     3,301,500
PENN NATIONAL GAMING, INC.
          1,000     11.125%, 3/1/08                                              1,135,000
SUN INTERNATIONAL HOTELS, SR. SUB. NOTES
          4,000     8.875%, 8/15/11                                              4,385,000
VENETIAN CASINO RESORT, LLC/LAS VEGAS SANDS, INC.
          5,995     11.00%, 6/15/10                                              6,946,706
WATERFORD GAMING LLC, SR. NOTES
          9,877     8.625%, 9/15/12(3)                                          10,383,196
------------------------------------------------------------------------------------------
                                                                           $    66,938,052
------------------------------------------------------------------------------------------

LEISURE, AMUSEMENT, ENTERTAINMENT -- 2.6%

CARMIKE CINEMAS
$         2,475     10.375%, 2/1/09                                        $     2,611,125
GAYLORD ENTERTAINMENT CO., SR. NOTES
          1,265     8.00%, 11/15/13(3)                                           1,307,694
HOLLYWOOD ENTERTAINMENT CORP.
         11,335     9.625%, 3/15/11                                             12,326,812
INTRAWEST CORP., SR. NOTES
          3,910     7.50%, 10/15/13(3)                                           3,939,325
PREMIER PARKS, INC., SR. NOTES
          2,395     9.75%, 6/15/07                                               2,442,900
ROYAL CARIBBEAN CRUISES, SR. NOTES
         12,195     8.75%, 2/2/11                                               13,658,400
SIX FLAGS THEME PARKS, INC., SR. NOTES
          1,000     8.875%, 2/1/10                                                 955,000
          4,000     9.75%, 4/15/13                                               3,940,000
UNIVERSAL CITY DEVELOPMENT PARTNERS, L.P., SR. NOTES
         12,500     11.75%, 4/1/10(3)                                           14,515,625
------------------------------------------------------------------------------------------
                                                                           $    55,696,881
------------------------------------------------------------------------------------------

MACHINERY -- 1.0%

CASE NEW HOLLAND, INC., SR. NOTES
$         7,135     9.25%, 8/1/11(3)                                       $     7,955,525
MANITOWOC CO., INC. (THE)
          1,500     10.50%, 8/1/12                                               1,710,000
TEREX CORP.
          9,500     10.375%, 4/1/11                                             10,758,750
TEREX CORP., SERIES D
          1,000     8.875%, 4/1/08                                               1,047,500
------------------------------------------------------------------------------------------
                                                                           $    21,471,775
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                            VALUE
------------------------------------------------------------------------------------------
MANUFACTURING -- 1.1%

AVONDALE MILLS INC., SR. SUB. NOTES
$         3,700     10.25%, 7/1/13(3)                                      $     2,830,500
FOAMEX L.P./CAPITAL CORP.
          7,000     10.75%, 4/1/09                                               6,195,000
JACUZZI BRANDS, INC., SR. NOTES
          4,495     9.625%, 7/1/10(3)                                            4,787,175
OXFORD INDUSTRIES, INC., SR. NOTES
          9,500     8.875%, 6/1/11(3)                                           10,271,875
------------------------------------------------------------------------------------------
                                                                           $    24,084,550
------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.1%

AK STEEL CORP.
$         2,000     7.75%, 6/15/12                                         $     1,370,000
------------------------------------------------------------------------------------------
                                                                           $     1,370,000
------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.0%

LUCENT TECHNOLOGIES, INC., DEBS.
$         1,315     6.45%, 3/15/29                                         $     1,022,412
------------------------------------------------------------------------------------------
                                                                           $     1,022,412
------------------------------------------------------------------------------------------

OIL AND GAS -- 2.7%

CHESAPEAKE ENERGY CORP., SR. NOTES
$         5,000     8.50%, 3/15/12                                         $     5,325,000
CLARK R&M, INC., SR. SUB. NOTES
          7,500     8.875%, 11/15/07                                             7,687,500
CONTINENTAL RESOURCES
          2,000     10.25%, 8/1/08                                               1,975,000
DYNEGY HOLDINGS, INC., SR. NOTES
          2,945     6.875%, 4/1/11                                               2,576,875
         10,545     10.125%, 7/15/13(3)                                         11,494,050
GULFTERRA ENERGY PARTNER, SERIES B
          1,715     8.50%, 6/1/10                                                1,877,925
PARKER DRILLING CO., SR. NOTES
            910     9.625%, 10/1/13(3)                                             939,575
SONAT, INC.
          5,000     7.625%, 7/15/11                                              4,237,500
TRANSMONTAIGNE, INC., SR. SUB. NOTES
          4,000     9.125%, 6/1/10(3)                                            4,360,000
WILLIAMS COS., INC., SR. NOTES
         15,555     8.625%, 6/1/10                                              17,110,500
------------------------------------------------------------------------------------------
                                                                           $    57,583,925
------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.8%

BOISE CASCADE CO., SR. NOTES
$         2,545     7.00%, 11/1/13                                         $     2,611,369
GEORGIA-PACIFIC CORP.
         14,500     9.50%, 12/1/11                                              16,892,500
MDP ACQUISITIONS/JSG FUNDING PLC, SR. NOTES
         17,180     9.625%, 10/1/12                                             19,155,700
------------------------------------------------------------------------------------------
                                                                           $    38,659,569
------------------------------------------------------------------------------------------

PRINTING AND PUBLISHING -- 1.6%

AMERICAN COLOR GRAPHICS
$         1,330     10.00%, 6/15/10(3)                                     $     1,433,075
AMERICAN MEDIA OPERATIONS, INC.
          4,040     8.875%, 1/15/11                                              4,403,600
AMERICAN MEDIA, INC., SERIES B
          3,845     10.25%, 5/1/09                                               4,142,988
CBD Media LLC, SR. SUB. NOTES
          4,200     8.625%, 6/1/11(3)                                            4,525,500
DEX MEDIA WEST LLC, SR. NOTES
          1,835     8.50%, 8/15/10                                               2,009,325
DEX MEDIA WEST LLC, SR. SUB. NOTES
          6,015     9.875%, 8/15/13(3)                                           6,872,138
LIBERTY GROUP OPERATING, INC.
          1,380     9.375%, 2/1/08                                               1,373,100
R.H. DONNELLEY, INC., SR. SUB. NOTES
          6,120     10.875%, 12/15/12                                            7,328,700
VON HOFFMAN CORP.
          2,000     10.25%, 3/15/09                                              2,165,000
------------------------------------------------------------------------------------------
                                                                           $    34,253,426
------------------------------------------------------------------------------------------

RETAIL STORES -- 1.0%

CSK Auto, Inc.
$         6,000     12.00%, 6/15/06                                        $     6,780,000
Mothers Work, Inc.
          1,800     11.25%, 8/1/10                                               2,002,500
Payless Shoesource, Inc., Sr. Sub. Notes
          2,045     8.25%, 8/1/13(3)                                             2,004,100
PCA LLC/PCA Finance Corp., Sr. Notes
          8,000     11.875%, 8/1/09                                              8,760,000
Penny (JC) Co., Inc.
          1,875     8.00%, 3/1/10                                                2,095,313
------------------------------------------------------------------------------------------
                                                                           $    21,641,913
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                            VALUE
------------------------------------------------------------------------------------------
SEMICONDUCTORS -- 0.8%

AMKOR TECHNOLOGIES, INC., SR. SUB. NOTES
$         9,000     10.50%, 5/1/09                                         $     9,720,000
CHIPPAC INTERNATIONAL LTD.
            520     12.75%, 8/1/09                                                 574,600
ON SEMICONDUCTOR CORP.
          2,000     13.00%, 5/15/08                                              2,330,000
ON SEMICONDUCTOR CORP., SR. NOTES
          4,000     12.00%, 3/15/10                                              4,780,000
------------------------------------------------------------------------------------------
                                                                           $    17,404,600
------------------------------------------------------------------------------------------

SERVICES -- 0.3%

KINDERCARE LEARNING CENTERS, INC., SR. SUB. NOTES
$         7,000     9.50%, 2/15/09                                         $     7,175,000
------------------------------------------------------------------------------------------
                                                                           $     7,175,000
------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 4.3%

ACCEPTANCE ESCROW CORP., SR. NOTES
$         4,060     10.00%, 8/1/11(3)                                      $     4,445,700
ALASKA COMMUNICATIONS SYSTEMS HOLDINGS, INC., SR. NOTES
          5,000     9.875%, 8/15/11                                              5,300,000
AMERICAN TOWER, L.P., SR. NOTES
          9,535     9.375%, 2/1/09                                              10,059,425
AVAYA, INC.
          2,000     11.125%, 4/1/09                                              2,370,000
CENTENNIAL CELLULAR COMMUNICATIONS, SR. NOTES
          3,580     10.125%, 6/15/13(3)                                          3,741,100
CINCINNATI BELL, INC., SR. SUB. NOTES
          1,885     8.375%, 1/15/14(3)                                           1,953,331
COLT TELECOM GROUP PLC, SR. DISC. NOTES
          3,000     12.00%, 12/15/06                                             3,018,750
CROWN CASTLE OPERATING CO., SR. NOTES
          5,000     10.75%, 8/1/11                                               5,637,500
DOBSON COMMUNICATIONS CORP., SR. NOTES
          3,995     10.875%, 7/1/10                                              4,414,475
          7,000     8.875%, 10/1/13                                              7,140,000
MARCONI CORP. PLC, SERIES A
          2,565     8.00%, 4/30/08(3)                                            2,521,205
NEXTEL COMMUNICATIONS, INC., SR. NOTES
          6,225     7.375%, 8/1/15                                               6,505,125
NEXTEL PARTNERS, INC., SR. NOTES
          2,910     12.50%, 11/15/09                                             3,390,150
          1,805     11.00%, 3/15/10                                              2,008,063
          6,820     8.125%, 7/1/11(3)                                            7,041,650
NORTEL NETWORKS LTD.
$         2,000     6.125%, 2/15/06                                        $     2,057,500
QWEST CORP.
         10,015     13.50%, 12/15/10(3)                                         11,742,588
          2,000     8.875%, 3/15/12(3)                                           2,270,000
TRITON PCS, INC.
          2,765     8.50%, 6/1/13                                                2,923,988
TSI TELECOMMUNICATION, SERIES B
          2,000     12.75%, 2/1/09                                               2,070,000
WESTERN WIRELESS, SR. NOTES
            540     9.25%, 7/15/13                                                 567,000
------------------------------------------------------------------------------------------
                                                                           $    91,177,550
------------------------------------------------------------------------------------------

UTILITIES -- 3.0%

AES CORP., SR. NOTES
$         4,500     8.75%, 6/15/08                                         $     4,680,000
          6,000     9.50%, 6/1/09                                                6,420,000
          6,965     8.75%, 5/15/13(3)                                            7,469,963
            945     9.00%, 5/15/15(3)                                            1,015,875
CALPINE CORP., SR. NOTES
          4,725     8.25%, 8/15/05                                               4,276,125
          1,020     10.50%, 5/15/06                                                953,700
         10,220     8.50%, 7/15/10(3)                                            9,402,400
          1,095     8.50%, 2/15/11                                                 788,400
EL PASO CORP., SR. NOTES
         13,615     7.00%, 5/15/11                                              11,538,713
ILLINOIS POWER
          2,430     7.50%, 6/15/09                                               2,648,700
ORION POWER HOLDINGS, INC., SR. NOTES
         12,415     12.00%, 5/1/10                                              14,339,325
------------------------------------------------------------------------------------------
                                                                           $    63,533,201
------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $999,309,232)                                          $ 1,037,065,063

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHORT-TERM INVESTMENTS -- 0.8%

PRINCIPAL       MATURITY
AMOUNT          DATE            BORROWER                     RATE          AMOUNT
------------------------------------------------------------------------------------------
$16,122,000     11/03/03        Investors Bank & Trust
                                Company Time Deposit         1.08%         $    16,122,000
------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AMORTIZED COST $16,122,000)                                            $    16,122,000
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 148.8%
   (IDENTIFIED COST $3,126,430,890)                                        $ 3,160,155,563
------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (4.1)%                                   $   (86,967,328)
------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS
   CUMULATIVE UNPAID
   DIVIDENDS -- (44.7)%                                                    $  (950,091,046)
------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
   SHARES -- 100%                                                          $ 2,123,097,189
------------------------------------------------------------------------------------------

(1) Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years.

(2)  A portion of this security is on loan at October 31, 2003.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Note: At October 31, 2003 the Fund had unfunded commitments amounting to $7,106,864 under various credit agreements.

                      SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE LIMITED DURATION INCOME FUND AS OF OCTOBER 31, 2003

FINANCIAL STATEMENTS(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2003

ASSETS
Investments, at value (identified cost, $3,126,430,890)                             $    3,160,155,563
Cash                                                                                         3,528,839
Receivable for investments sold                                                             14,336,188
Receivable from the Investment Adviser                                                           7,500
Interest receivable                                                                         36,234,883
Prepaid expenses                                                                                 8,550
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                        $    3,214,271,523
------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                   $       77,233,785
Collateral for securities loaned                                                            63,520,196
Payable to affiliate for Trustees' fees                                                         12,400
Accrued organization costs                                                                       7,500
Accrued offering costs                                                                          83,644
Accrued expenses                                                                               225,763
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                   $      141,083,288
------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES (38,000 SHARES OUTSTANDING) AT LIQUIDATION VALUE
 PLUS CUMULATIVE UNPAID DIVIDENDS                                                          950,091,046
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                              $    2,123,097,189
------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of shares
 authorized,  111,005,000 shares issued and outstanding                             $        1,110,050
Additional paid-in capital                                                               2,108,417,187
Accumulated undistributed net realized gain (computed
 on the basis of  identified cost)                                                           1,352,697
Accumulated distributions in excess
 of net investment income                                                                  (21,507,418)
Net unrealized appreciation (computed on the basis
 of identified cost)                                                                        33,724,673
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                              $    2,123,097,189
------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

($2,123,097,189 DIVIDED BY 111,005,000 COMMON SHARES  ISSUED
  AND OUTSTANDING)                                                                  $            19.13
------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the Period Ended
October 31, 2003(1)

INVESTMENT INCOME
Interest                                                                            $       47,489,758
Securities lending income                                                                      881,760
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                             $       48,371,518
------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                              $        8,563,131
Trustees' fees and expenses                                                                     12,400
Preferred shares remarketing agent fee                                                         611,644
Custodian fee                                                                                  233,709
Legal and accounting services                                                                   80,172
Printing and postage                                                                            36,800
Transfer and dividend disbursing agent fees                                                     28,340
Amortization of organization expenses                                                            7,500
Miscellaneous                                                                                   67,125
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      $        9,640,821
------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                              $        2,283,502
   Expense reimbursement                                                                         7,500
------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                            $        2,291,002
------------------------------------------------------------------------------------------------------

NET EXPENSES                                                                        $        7,349,819
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                               $       41,021,699
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) --

Net realized gain (loss)
   Investment transactions (identified cost basis)                                  $        1,352,697
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                   $        1,352,697
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                              $       33,724,673
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                $       33,724,673
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                    $       35,077,370
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                                             $       (2,808,427)
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                          $       73,290,642
------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to October 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    PERIOD ENDED
                                                                                    OCTOBER 31, 2003
INCREASE (DECREASE) IN NET ASSETS                                                   (UNAUDITED)(1)
------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                           $       41,021,699
    Net realized gain                                                                        1,352,697
    Net change in unrealized appreciation (depreciation)                                    33,724,673
    Distributions to preferred shareholders                                                 (2,808,427)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                          $       73,290,642
------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                                                       $      (59,720,690)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                          $      (59,720,690)
------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common shares(2)                                           $    2,120,100,000
   Offering costs and preferred shares underwriting discounts                              (10,672,763)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                          $    2,109,427,237
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                          $    2,122,997,189
------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES
------------------------------------------------------------------------------------------------------
At beginning of period                                                              $          100,000
------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                    $    2,123,097,189
------------------------------------------------------------------------------------------------------

ACCUMULATED OVERDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS
APPLICABLE TO COMMON SHARES
------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                    $      (21,507,418)
------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to October 31, 2003.
(2)  Proceeds from sales of shares net of sales load paid of $99,900,000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

Selected data for a common share outstanding during the periods stated

                                                                            PERIOD ENDED
                                                                            OCTOBER 31, 2003
                                                                            (UNAUDITED)(1)(2)
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period (Common shares)(3)                          $   19.100
-------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                                              $    0.377
Net realized and unrealized gain                                                        0.315
Distribution to preferred shareholders                                                 (0.026)
-------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                                       $    0.666
-------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                                         $   (0.538)
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                         $   (0.538)
-------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED TO PAID-IN CAPITAL              $   (0.011)
-------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                                            $   (0.087)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)                                   $   19.130
-------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)                                      $   18.780
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET ASSET VALUE(4)                                            3.07%
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ON MARKET VALUE(4)                                               1.19%
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                       PERIOD ENDED
                                                                                       OCTOBER 31, 2003
                                                                                       (UNAUDITED)(1)(2)
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+,++
-------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares, end of period (000's omitted)                    $  2,123,097
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                                               0.84%(6)
   Net investment income(5)                                                                      4.67%(6)
Portfolio Turnover                                                                                 44%
-------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                   1.10%(6)
   Net investment income(5)                                                                      4.41%(6)
   Net investment income per share                                                       $      0.356
-------------------------------------------------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                                                  0.65%(6)
   Net investment income                                                                         3.61%(6)
-------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                      0.85%(6)
   Net investment income                                                                         3.41%(6)
-------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                                                          38,000
   Asset coverage per preferred share(7)                                                 $     80,873
   Involuntary liquidation preference per preferred share(8)                             $     25,000
   Approximate market value per preferred share(8)                                       $     25,000
-------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to October 31, 2003.

(2)  Computed using average common shares outstanding.

(3) Net asset value at beginning of period reflects the deduction of the sales load of $0.900 per share paid by the shareholder from the $20.000 offering price.

(4) Total investment return on net asset value is calculated assuming a purchase at the offering of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.000 less the sales load of $0.900 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE LIMITED DURATION INCOME FUND AS OF OCTOBER 31, 2003
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Limited Duration Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Fund, which was organized as a Massachusetts business trust on March 12, 2003, seeks to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing primarily in, mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities; senior, secured floating rate loans made to corporate and other business entities (Senior Loans); and corporate bonds of below investment grade quality (Non-Investment Grade Bonds). The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Certain senior loans are deemed liquid because reliable market quotations are readily available for them. Liquid senior loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including
   (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, the reputation, stability and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Other portfolio's securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between the bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and exchange traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Facility fees received are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

   D INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   E OFFERING COSTS -- Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations

   G WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   H PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

   I FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Fund is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Fund.

   If the Fund enters into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   J REVERSE REPURCHASE AGREEMENTS -- The Fund may enter into reverse repurchase agreements. Under such an agreement, the Fund temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed-upon price and time in the future. The Fund may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Fund's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Fund. The securities underlying such agreements continue to be treated as owned by the Fund and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Fund under reverse repurchase agreements is accrued daily.

   K TOTAL RETURN SWAPS -- The Fund may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Fund receives payments based on the rate of return of a benchmark industry index. During during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   L OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

   M USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   N INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to October 31, 2003 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  AUCTION PREFERRED SHARES (APS)

   The Fund issued 7,600 shares of Auction Preferred Shares Series A, 7,600 shares of Auction Preferred Shares Series B, 7,600 shares of Auction Preferred Shares Series C, 7,600 shares of Auction Preferred Shares Series D, 7,600 shares of Auction Preferred Shares Series E on July 25, 2003 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividend rates ranged from 1.07% to 1.30% for Series A Shares, from 1.07% to 1.30% for Series B Shares, from 1.07% to 1.25% for Series C Shares, from 1.07% to 1.25% for Series D Shares and from 1.07% to 1.20% for Series E Shares, during the period from the commencement of offering, July 25, 2003, to October 31, 2003.

   The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the Investment Company Act of 1940. The Fund pays an annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

3  DISTRIBUTION TO SHAREHOLDERS

   The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on October 31, 2003 was 1.15%, 1.13%, 1.15%, 1.15% and 1.10%, for Series A, Series B, Series C, Series D and Series E Shares, respectively. For the period from the commencement of offering, July 25, 2003, to October 31, 2003, the Fund paid dividends to Auction Preferred shareholders amounting to $561,769, $564,027, $563,173, $562,810, and
   $556,648 for Series A, Series B, Series C, Series D and Series E Shares, respectively, representing an average APS dividend rate for such period of 1.13%, 1.14%, 1.14%, 1.14% and 1.12%, respectively.

   The Fund distinguishes between distribution on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.75% of the Fund's weekly gross assets, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the period from the start of business, May 30, 2003, to October 31, 2003 the fee was equivalent to 0.75% (annualized) of the Fund's average weekly gross assets for such period and amounted to $8,563,131.

   In addition, the Adviser has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% (annualized) of average weekly gross assets of the Fund for the first five years of the Fund's operations. For the period from the start of business, May 30, 2003, to October 31, 2003 the Investment Adviser waived $2,283,502 of its advisory fee.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5  PURCHASES AND SALES OF INVESTMENTS

   Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $4,213,105,961 and $1,075,804,536 respectively.

6  SECURITIES LENDING AGREEMENT

   The Fund has established a securities lending agreement with brokers in which the Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and the Fund invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received and amounted to $3,882 for the period from the start of business, May 30, 2003, to October 31, 2003. At October 31, 2003, the value of the securities loaned and the value of the collateral amounted to $62,057,653 and $63,520,196, respectively. In the event of counterparty default, the Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

7  COMMON SHARES OF BENEFICIAL INTEREST

   The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

                                                                      PERIOD ENDED
                                                                    OCTOBER 31, 2003
                                                                     (UNAUDITED)(1)
------------------------------------------------------------------------------------
   Sales                                                             111,005,000
------------------------------------------------------------------------------------
   NET INCREASE                                                      111,005,000
------------------------------------------------------------------------------------

(1) For the period from the start of business, May 30, 2003, to October 31, 2003.

8  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                   $   3,127,968,418
---------------------------------------------------------------------------------------
   Gross unrealized appreciation                                    $      50,989,238
   Gross unrealized depreciation                                          (18,802,093)
---------------------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                      $      32,187,145
---------------------------------------------------------------------------------------

9  FINANCIAL INSTRUMENTS

   The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2003 there were no outstanding obligations under these financial interments.

EATON VANCE LIMITED DURATION INCOME FUND

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                 -----------------------------------------------
                                 Please print exact name on account

                                 -----------------------------------------------
                                 Shareholder signature               Date

                                 -----------------------------------------------
                                 Shareholder signature               Date

                                 Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                              Eaton Vance Limited Duration Income Fund
                              c/o PFPC, Inc.
                              P.O. Box 43027
                              Providence, RI 02940-3027
                              800-331-1710

NUMBER OF EMPLOYEES
The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of October 31, 2003, our records indicate that there are 107 registered shareholders and approximately 82,915 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

                              Eaton Vance Distributors, Inc.
                              The Eaton Vance Building
                              255 State Street
                              Boston, MA 02109
                              1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOL

The American Stock Exchange symbol is EVV.

EATON VANCE LIMITED DURATION INCOME FUND
INVESTMENT MANAGEMENT

              OFFICERS

              Thomas E. Faust Jr.
              President and Chief Executive Officer

              James B. Hawkes
              Vice President and Trustee

              Scott H. Page
              Vice President

              Susan Schiff
              Vice President

              Payson F. Swaffield
              Vice President

              Michael W. Weilheimer
              Vice President

              James L. O'Connor
              Treasurer and Principal Financial
              Accounting Officer

              Alan R. Dynner
              Secretary

              TRUSTEES

              Jessica M. Bibliowicz

              Samuel L. Hayes, III

              William H. Park

              Ronald A. Pearlman

              Norton H. Reamer

              Lynn A. Stout

         INVESTMENT ADVISER OF EATON VANCE LIMITED DURATION INCOME FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


            ADMINISTRATOR OF EATON VANCE LIMITED DURATION INCOME FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                 P.O. Box 43027
                            Providence, RI 02940-9653
                                 (800) 262-1122


                    EATON VANCE LIMITED DURATION INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1856-12/03                                                             CE-LDISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant's Board has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the registrant's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the registrant's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the registrant will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the registrant voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE LIMITED DURATION INCOME FUND

By:    /s/ Thomas E. Faust Jr.
       ---------------------------------------
       Thomas E. Faust Jr.
       President


Date:  December 16, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------------------------
       James L. O'Connor
       Treasurer


Date:  December 16, 2003
       -----------------


By:    /s/ Thomas E. Faust Jr.
       ---------------------------------------
       Thomas E. Faust Jr.
       President


Date:  December 16, 2003
       -----------------